Other assets (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017
Other assets
Oil & gas well equipment, net	$ 10.9	$ 12.7
Furniture and fixtures, net	0.5	0.6
Debt issue costs	2.0	1.9
Other assets	$ 13.4	$ 15.2